Financial Instruments - Outstanding Instruments (Detail) - Cross-currency interest rate swaps [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Type one [member]
Disclosure of detailed information about hedges [Line Items]
Currency received	Canadian dollar fixed	Canadian dollar fixed
Currency paid	U.S. dollar fixed	U.S. dollar fixed
Hedged Risk	Foreign exchange	Foreign exchange
Year of Maturity	2019	2019
Principal Amount	$ 478	$ 478
Type two [member]
Disclosure of detailed information about hedges [Line Items]
Currency received	Canadian dollar fixed	Canadian dollar fixed
Currency paid	U.S. dollar fixed	U.S. dollar fixed
Hedged Risk	Foreign exchange	Foreign exchange
Year of Maturity	2020	2020
Principal Amount	$ 731	$ 731
Type three [member]
Disclosure of detailed information about hedges [Line Items]
Currency received	Canadian dollar fixed	Canadian dollar fixed
Currency paid	U.S. dollar fixed	U.S. dollar fixed
Hedged Risk	Foreign exchange	Foreign exchange
Year of Maturity	2021	2021
Principal Amount	$ 483	$ 483